Events occurring after the reporting period	3 Months Ended
Sep. 30, 2022
Disclosure Of Nonadjusting Events After Reporting Period [Abstract]
Events occurring after the reporting period

11. Events occurring after the reporting period

There were no events that have occurred after September 30, 2022 and prior to the signing of this financial report that would likely have a material impact on the financial results presented.